Accounts Payable and Other Liabilities (Schedule of Accounts Payable and Other Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts payable and accrued expenses	$ 10,135	$ 9,188	$ 13,220
Accrued interest expense	3,129	3,219	2,410
Accrued property taxes	2,299	2,309	1,532
Distributions payable to stockholders	7,315	7,317	6,566
Tenant deposits	875	875	682
Deferred rental income	6,431	6,647	3,277
Derivative liabilities	827	0	22
Total accounts payable and other liabilities	$ 31,011	$ 29,555	$ 27,709